F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information, SEK billion
	2021	2020
Free cash flow before M&A 1)	32.1	22.3
Positive net cash 1)	65.8	41.9
Credit rating
Fitch	BBB-, stable	BBB-, stable
Standard & Poor’s	BBB-, stable	BBB-, stable
Moody´s	Ba1, stable	Ba1, stable
1) For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Cost translation exposure	Cost transaction exposure 1)	Cost net exposure
USD 2)	78.9	36.1	115.0	(45.2)	(53.0)	(98.2)
EUR	28.3	9.5	37.8	(22.4)	3.8	(18.6)
JPY	13.4	—	13.4	(5.2)	—	(5.2)
CAD	4.5	—	4.5	—	0.3	0.3
CNY	7.1	—	7.1	(6.5)	1.4	(5.1)
TWD	5.5	—	5.5	(2.4)	—	(2.4)
INR	7.4	(0.4)	7.0	(4.4)	0.2	(4.2)
GBP	7.6	(0.9)	6.7	(6.2)	(0.2)	(6.4)
AUD	7.6	(0.6)	7.0	(5.0)	0.4	(4.6)

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2021 includes volume in the cash flow hedge of USD 200 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2022 is USD 263 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(4)	(3)	—	(7)
Interest-bearing liabilities 1)	—	—	1	1	5	7
Derivatives	—	1	1	—	—	2
Total	—	1	(2)	(2)	5	2

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives
Outstanding derivatives

Outstanding derivatives
2021	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	294	(36)	258	—	258
Liabilities	(707)	36	(671)	467	(204)
Interest rate derivatives
Assets	79	(20)	59	—	59
Liabilities	(111)	20	(91)	—	(91)

2020
Currency derivatives 1)
Assets	1,491	(7)	1,484	(1,181)	303
Liabilities	(141)	7	(134)	—	(134)
Interest rate derivatives
Assets	57	(31)	26	—	26
Liabilities	(131)	31	(100)	—	(100)
1)	Currency derivatives designated as cash flow hedge of SEK 9 (127) million are included in Other current assets and SEK 510 (0) million in Other current liabilities.

Summary of Currency Derivatives Designated as Hedging Instruments

Foreign exchange forward contracts
2021	< 3 months	3 – 12 months	> 1 year	Total
Notional Amount (USD millions)	734	1,372	525	2,631
Average forward rate (SEK/USD)	8.79	9.05	8.35

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets
	2021	2020
Opening balance	2,518	2,983
Increase / (decrease) in allowance	40	(118)
Write-offs	(163)	(136)
Translation difference	3	(211)
Closing balance 1)	2,398	2,518

1)	Of which SEK 1 (1) million relates to contract assets.

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category

Aging analysis of gross values of trade receivables and contracts assets by risk category
		Days past dues
2021	Not due	1-90	91-180	181-360	>360	Total
Country risk: Low	36,439	976	171	51	292	37,929
Country risk: Medium	12,119	689	208	220	735	13,971
Country risk: High	4,044	429	293	270	1,367	6,403
Total	52,602	2,094	672	541	2,394	58,303
		Days past dues
2020	Not due	1-90	91-180	181-360	>360	Total
Country risk: Low	33,620	517	63	105	308	34,613
Country risk: Medium	13,487	1,243	338	346	753	16,167
Country risk: High	3,023	394	223	275	1,159	5,074
Total	50,130	2,154	624	726	2,220	55,854

Summary of Outstanding Customer Finance Credit Exposure
The table below summarizes the Company’s outstanding customer finance as of December 31, 2021 and 2020.

Outstanding customer finance credit risk exposure 1)
	2021	2020
Fair value of customer finance credits	3,287	3,137
Financial guarantees for third-parties	6	5
Accrued interest	9	8
Maximum exposure to credit risk	3,302	3,150
Less third-party risk coverage	(94)	(95)
The Company’s risk exposure, less third-party risk coverage	3,208	3,055

1)	This table has been adjusted to show the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation

Customer finance fair value reconciliation
	2021	2020
Opening balance	3,137	3,756
Additions	30,121	24,765
Disposals/repayments	(30,468)	(25,069)
Revaluation/amortization of interest	322	(66)
Translation difference	175	(249)
Closing balance	3,287	3,137
Of which non-current	568	1,221

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents, interest bearing securities and derivative assets
2021	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		44,758	104	11	—	44,873
Other financial institutions		247	—	—	—	247
Type of issuer:
Governments	AA/AAA	5,743	2,906	11,860	—	20,509
Corporates	A2/P2	4,226	—	—	—	4,226
Mortgage institutes	AAA	—	5,749	21,700	304	27,753
Derivative assets		118	199	—	—	317
		55,092	8,958	33,571	304	97,925

2020	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		26,829	130	16	—	26,975
Other financial institutions		202	—	—	—	202
Type of issuer:
Governments	AAA	15,000	605	12,483	395	28,483
Corporates	A2/P2	1,960	—	—	—	1,960
Mortgage institutes	AAA	216	3,969	10,240	—	14,425
Derivative assets		189	346	975	—	1,510
		44,396	5,050	23,714	395	73,555

Summary of Funding Programs

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium Term Note program (USD million)	5,000	(1,495)	3,505
SEC Registered program (USD million) 2)		1,000

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities

Committed credit facilities
	Amount	Utili zed	U nu tiliz e d
Multi-currency revolving credit facility (USD million)	2,000	—	2,000

Summary of Financial Instruments

Financial instruments
	2021					2020
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
SEK billion	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	—	3.3	—	—	3.3	—	3.1	—	—	3.1
Interest bearing securities	—	43.3	43.3	—	—	—	28.1	28.1	—	—
Cash equivalents 1)	—	26.0	—	26.0	—	—	23.6	—	23.6	—
Other financial assets	—	2.3	0.6	—	1.7	—	1.5	—	—	1.5
Other current assets	—	0.3	—	0.3	—	—	1.5	—	1.5	—
Assets at fair value through OCI
Trade receivable	—	45.4	—	—	45.4	—	42.1	—	—	42.1
Assets at amortized cost
Interest bearing securities	0.3	—	—	—	—	0.4	—	—	—	—
Cash equivalents 1)	4.0	—	—	—	—	3.6	—	—	—	—
Other financial assets	0.5	—	—	—	—	0.5	—	—	—	—
Financial assets	4.8	120.6				4.5	99.9

Financial liabilities at designated FVTPL
Parent Company borrowings	—	(31.4)	(19.5)	(11.9)	—	—	(27.2)	(18.9)	(8.3)	—
Financial liabilities at FVTPL
Other current liabilities	—	(0.8)	—	(0.8)	—	—	(0.2)	—	(0.2)	—
Liabilities at amortized cost
Trade payables	(35.7)	—	—	—	—	(32.0)	—	—	—	—
Borrowings	(0.4)	—	—	—	—	(2.9)	—	—	—	—
Financial liabilities	(36.1)	(32.2)				(34.9)	(27.4)
1)	Total Cash and cash equivalent is SEK 54.1 (43.6) billion, of which SEK 30.0 (27.2) billion relating to Cash equivalents are presented in the table above.

Summary of Reconciliation of Level 3 Fair Value Items Investment in Shares and Participations	Unobservable input levels are generally determined via reference to observable inputs, historical observations or using other analytical techniques.

Reconciliation of Level 3 fair value items
Investment in shares and participations

Opening balance	1,519
Additions	184
Disposals	(229)
Gain or losses 1)	255
Transfers to level 1 2)	(55)
Closing balance	1,674

1)	Table shows net gains or losses recognized in Other operating income or expense s , of which SEK 163 million unrealized gains relate to Level 3 assets held at the end of the year.

2)
Transfer between hierarchies is recognized from the date of change in circumstances that resulted in the transfer. Transfer in the year relates to an investment that was converted into listed equity shares. Unrealized gain of
 SEK
529
million
was recognized in Other operating income as a gain on Level 1 asset, excluded from the gain or loss presented in the table above.